Acquisitions and business divestments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Acquisitions and business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs	$ 1,090
Net gains relating to divestments of consolidated businesses, net of transaction costs	$ 543